Investment in Disney Savings Plan Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Master Trust [Line Items]
EBP, Master Trust
Investments held and payables owed by the Master Trust are as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$1,231,266	$1,303,430
Registered Investment Companies	2,162,819	2,182,540
Collective Investment Trusts	14,635,612	12,123,947
Total investments at fair value	18,029,697	15,609,917
Dividends receivable	8,163	5,886
Payables	(1,412)	(541)
Total	$18,036,448	$15,615,262

The Plan’s share of the Master Trust’s investments and payables is as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$135,441	$135,137
Registered Investment Companies	175,380	176,725
Collective Investment Trusts	1,524,622	1,194,500
Total investments at fair value	1,835,443	1,506,362
Dividends receivable	897	606
Payables	(195)	(75)
Total	$1,836,145	$1,506,893

At both December 31, 2025 and 2024, approximately 13% of the Plan's share of the Master Trust assets was invested in a single fund.
The changes in net assets for the Master Trust for the year ended December 31, 2025 are as follows (in thousands):

Dividends	$94,657
Net appreciation in fair value of investments	2,296,739
Net investment income	2,391,396
Contributions received, benefits paid and other, net	29,790
Increase in net assets	2,421,186
Net assets:
Beginning of year	15,615,262
End of year	$18,036,448